August 10, 2017

Oak Associates Funds

White Oak Select Growth Fund
Pin Oak Equity Fund
Rock Oak Core Growth Fund
River Oak Discovery Fund
Red Oak Technology Select Fund
Black Oak Emerging Technology Fund
Live Oak Health Sciences Fund

Supplement to Prospectus and Statement of Additional Information
dated February 28, 2017

The Prospectus and Statement of Additional Information, each dated February 28, 2017, of the Oak Associates Funds are hereby amended to reflect the following information for White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively the “Funds”):

Administrator/Transfer Agent and Distributor

Effective August 28, 2017 Ultimus Fund Solutions, LLC is the administrator and transfer agent of the Funds and Ultimus Fund Distributors, LLC is the principal underwriter of the Funds.

All references in the Prospectus and Statement of Additional Information to ALPS Fund Services, Inc. are hereby deleted and replaced in their entirety with Ultimus Fund Solutions, LLC. All references in the Prospectus and Statement of Additional Information to ALPS Distributors, Inc. are hereby deleted and replaced with Ultimus Fund Distributors, LLC.

Address of Funds

Beginning August 28, 2017, inquiries concerning the Funds or shareholder accounts, and orders to purchase, redeem, or exchange shares of the Funds should be addressed to:

U.S. Mail:	Overnight:
Oak Associates Funds	Oak Associates Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

All references in the Prospectus and Statement of Additional Information to the address given for ALPS Fund Services, Inc. as 1290 Broadway, Suite 1100, Denver, Colorado 80203 are hereby deleted and replaced with Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

For further information concerning purchases or redemptions of Fund shares, see “Purchasing, Selling and Exchanging Fund Shares” in the Prospectus.

Officers of the Trust

All references in the Statement of Additional Information to Pete Greenly and Karen Gilomen are hereby deleted. The Treasurer and Principal Financial Officer of the Trust is Bryan Ashmus. Mr. Ashmus can be reached c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The Secretary of the Trust is Bo J. Howell. Mr. Howell can be reached c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Further Information

For further information, please contact the Funds toll-free at (888) 462-5386. You may also obtain additional copies of the Funds’ Prospectus and Statement of Additional Information, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.oakfunds.com.

Please retain this Supplement for future reference.